Income Tax (Details) - Schedule of Other Comprehensive Income or Equity - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Income Statement Being Other Comprehensive Income or Equity [Abstract]
Accounting profit before tax	$ (1,112,790)	$ 176,911
Less: Net loss of the Lytus BVI and non-taxable loss/(profit) of GHSI	(3,134,953)	(1,421,362)
Net Accounting profit	2,022,163	1,598,273
At Indian statutory income tax rate of 25.17%	508,979	402,286
Accelerated tax depreciation	(139,328)	537,958
Others mainly timing differences	8,038
Non-deductible expenses net		177,708
Exchange differences	9,718	(91)
Current income tax expense reported on consolidated statements of profit or loss and other comprehensive income	$ 387,407	$ 1,117,861